Pensions (Details) - Defined Benefit Plans Cash Flows $ in Millions	Dec. 31, 2024 USD ($)
Estimated benefit payments
Total	$ 38.2
2025	2.7
2026	3.0
2027	3.2
2028	3.5
2029	3.7
Five Years Thereafter	$ 22.1